Investments (Tables)	12 Months Ended
Jan. 02, 2016
Investments [Abstract]
Investments of marketable debt securities
Investments in marketable debt securities were comprised of the following (in thousands):

	January 2, 2016
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$7,532	$—	$(19)	$7,513
Municipal bonds	5,114	—	(3)	5,111
U.S. Agency bonds	2,497	—	(1)	2,496
	$15,143	$—	$(23)	$15,120

	January 3, 2015
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$32,507	$12	$(23)	$32,496
Corporate bonds	35,409	2	(36)	35,375
U.S. Agency bonds	22,545	4	(10)	22,539
Municipal bonds	11,157	2	(5)	11,154
Commercial paper	12,487	—	(1)	12,486
	$114,105	$20	$(75)	$114,050

Maturities of marketable debt securities
Maturities of marketable debt securities were as follows (in thousands):

	January 2, 2016		January 3, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Marketable debt securities – current (due in less than one year)	$6,575	$6,567	$69,607	$69,609
Marketable debt securities – non-current (due in one to two years)	8,568	8,553	44,498	44,441
	$15,143	$15,120	$114,105	$114,050